Long-Term Debt and Financial Liabilities, Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Annual Principal Payments [Abstract]
December 31, 2020	$ 82,726
December 31, 2021	14,058
December 31, 2022	43,960
December 31, 2023	21,011
Thereafter	23,754
Total	$ 185,509	$ 198,607